Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended		16 Months Ended	17 Months Ended	20 Months Ended	21 Months Ended	24 Months Ended		25 Months Ended		28 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended	36 Months Ended	37 Months Ended	40 Months Ended	41 Months Ended	44 Months Ended	45 Months Ended	48 Months Ended	49 Months Ended	52 Months Ended	56 Months Ended	57 Months Ended	60 Months Ended	61 Months Ended	64 Months Ended	68 Months Ended	69 Months Ended	72 Months Ended	73 Months Ended	76 Months Ended	80 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended	124 Months Ended
	Dec. 11, 2025	Apr. 30, 2024	Apr. 08, 2024	Nov. 30, 2022	Jul. 31, 2020	Mar. 31, 2020	Sep. 03, 2019	Apr. 30, 2016	Jan. 04, 2016	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2017	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2017	Apr. 30, 2024	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2018	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2025	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026
C000229483
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality Value Fund - Institutional Shares
Accumulated Value								$ 100,000											$ 113,858								$ 129,454							$ 140,148						$ 132,540					$ 179,809					$ 186,243				$ 190,720		$ 212,560		$ 220,317		$ 253,360
C000229481
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality Value Fund - A Class Shares
Accumulated Value								9,699											11,020								12,492							13,489						12,718					17,227					17,788				18,184		20,223		20,925		24,028
C000240108
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality Value Fund - Ultra Shares
Accumulated Value				$ 1,000,000										$ 968,668									$ 1,077,318								$ 1,115,812						$ 1,283,924
C000229480
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality SMidCap Fund - Institutional Shares
Accumulated Value								100,000											117,598								126,119							131,403						113,284					175,434					164,560				168,717		197,845		199,159		262,109
C000229479
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality SMidCap Fund - Ultra Shares
Accumulated Value					$ 1,000,000												$ 1,431,258								$ 1,346,616								$ 1,382,270						$ 1,623,651					$ 1,637,635					$ 2,159,784
C000229476
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality SmallCap Fund - Institutional Shares
Accumulated Value								100,000											129,710								145,334							148,983						119,275					196,727					175,469				180,271		202,944		193,829		247,666
C000229475
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality SmallCap Fund - A Class Shares
Accumulated Value							$ 9,599									$ 8,115								$ 13,373								$ 11,913						$ 12,226					$ 13,748					$ 13,108					$ 16,733
C000229478
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality SmallCap Fund - C Class Shares
Accumulated Value							10,000									8,420								13,773								12,180						12,405					13,846					13,106					16,599
C000229477
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality SmallCap Fund - Ultra Shares
Accumulated Value						$ 1,000,000					$ 1,126,280										$ 1,860,826								$ 1,661,728						$ 1,709,594						$ 1,927,694					$ 1,842,372					$ 2,358,145
C000229473
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Income Opportunity Fund - Institutional Shares
Accumulated Value								100,000											108,536								112,621							120,354						122,443					152,123					140,442				139,858		148,896		159,562		187,970
C000229474
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Income Opportunity Fund - A Class Shares
Accumulated Value								9,697											10,499								10,866							11,583						11,744					14,560					13,407				13,320		14,168		15,163		17,817
C000229472
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Income Opportunity Fund - C Class Shares
Accumulated Value							10,000									9,812								12,067								11,033						10,878					11,477					12,196					14,217
C000240107
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Income Opportunity Fund - Ultra Shares
Accumulated Value				1,000,000										1,016,087									1,083,408								1,162,350						1,369,408
C000229469
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Multi-Asset Income Fund - Institutional Shares
Accumulated Value								100,000											107,186								110,056							115,638						114,059					143,572					135,940				136,277		146,728		158,648		180,717
C000229470
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Multi-Asset Income Fund - A Class Shares
Accumulated Value								9,704											10,375								10,633							11,162						10,995					13,806					13,032				13,035		13,997		15,102		17,168
C000229466
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Alternative Income Fund - Institutional Shares
Accumulated Value								100,000											106,059								105,578							108,755						113,120					125,048					124,134				127,723		134,589		145,319		156,797
C000229467
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Alternative Income Fund - A Class Shares
Accumulated Value						9,702					9,871										10,888								10,797						11,092						11,679					12,591					13,570
C000229465
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Alternative Income Fund - Ultra Shares
Accumulated Value								1,000,000											1,061,916								1,058,475							1,092,174						1,135,938					1,256,420					1,248,431				1,285,804		1,356,643		1,466,963		1,583,587
C000237961
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
Accumulated Value								100,000											126,757								109,419							115,543						82,201					110,775					137,216				139,064		176,232		213,091		279,962
C000237964
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Accumulated Value								9,454											11,970								10,315							10,867						7,709					10,377					12,815				12,969		16,392		19,768		25,913
C000237963
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Accumulated Value								10,000											12,565								10,743							11,229						7,911					10,555					12,933				12,992		16,296		19,511		25,375
C000237962
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
Accumulated Value									$ 1,000,000			$ 1,092,745										$ 1,387,615								$ 1,198,787						$ 1,268,510						$ 901,945					$ 1,216,222					$ 1,507,810			$ 1,529,288		$ 1,939,676		$ 2,347,151		$ 3,086,567
C000237966
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Real Estate Income Fund - Institutional Shares
Accumulated Value								100,000											112,716								106,292							116,610						95,600					128,889					131,153				123,209		131,833		140,025		151,156
C000237968
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Real Estate Income Fund - A Class Shares
Accumulated Value								9,426											10,585								9,940							10,871						8,874					11,925					12,084				11,302		12,077		12,784		13,762
C000237951
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Broadmark Tactical Growth Fund - Institutional Shares
Accumulated Value								100,000											108,504								114,581							117,929						122,586					140,545					135,617				131,597		135,124		143,032		165,794
C000237952
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Broadmark Tactical Growth Fund - A Class Shares
Accumulated Value								9,426											10,175								10,694							10,961						11,348					12,957					12,451				12,038		12,331		13,017		15,041
C000237949
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Broadmark Tactical Growth Fund - C Class Shares
Accumulated Value								10,000											10,745								11,244							11,441						11,783					13,378					12,787				12,291		12,501		13,108		15,049
C000237956
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Broadmark Tactical Plus Fund - Institutional Shares
Accumulated Value								100,000											108,742								116,789							126,591						127,562					144,138					144,378				144,153		150,748		146,558		155,203
C000237953
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Broadmark Tactical Plus Fund - A Class Shares
Accumulated Value								9,447											10,257								10,992							11,879						11,952					13,466					13,455				13,406		13,988		13,552		14,325
C000237955
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Broadmark Tactical Plus Fund - F Class Shares
Accumulated Value								10,000											10,907								11,756							12,776						12,910					14,641					14,713				14,730		15,464		15,065		16,000
C000248453
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Salient Enhanced Midstream Income ETF
Accumulated Value			$ 10,000							$ 9,837										$ 11,551								$ 14,482
C000248452
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Salient Enhanced Energy Income ETF
Accumulated Value		$ 10,000																$ 9,091								$ 12,637
C000267227
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Enhanced Income Opportunity ETF
Accumulated Value	$ 10,000												$ 10,392
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000											118,583								134,055							151,056						149,482					225,597					218,571				221,856		271,332		302,268		396,008
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000											11,858								13,406							15,106						14,948					22,560					21,857				22,186		27,133		30,227		39,601
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000										1,019,796									1,247,221								1,389,423						1,820,315
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000											118,583								134,055							151,056						149,482					225,597					218,571				221,856		271,332		302,268		396,008
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					1,000,000												1,325,302								1,284,027								1,303,326						1,593,982					1,775,719					2,326,410
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000											118,583								134,055							151,056						149,482					225,597					218,571				221,856		271,332		302,268		396,008
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000									10,021								15,123								14,652						14,873					18,189					20,263					26,547
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000									10,021								15,123								14,652						14,873					18,189					20,263					26,547
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						1,000,000					1,132,439										1,709,066								1,655,839						1,680,725						2,055,546					2,289,909					3,000,061
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value								100,000											118,583								134,055							151,056						149,482					225,597					218,571				221,856		271,332		302,268		396,008
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value								10,000											11,858								13,406							15,106						14,948					22,560					21,857				22,186		27,133		30,227		39,601
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value							10,000									10,021								15,123								14,652						14,873					18,189					20,263					26,547
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value				1,000,000										1,019,796									1,247,221								1,389,423						1,820,315
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Accumulated Value								100,000											104,093								106,524							114,094						124,619					134,436					125,437				125,916		129,770		141,329		154,244
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Accumulated Value								10,000											10,409								10,652							11,409						12,462					13,444					12,544				12,592		12,977		14,133		15,424
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE 1-Month Treasury Bill Index
Accumulated Value								100,000											100,320								101,439							103,618						105,455					105,538					105,596				108,732		114,662		120,386		125,358
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE 1-Month Treasury Bill Index
Accumulated Value						10,000					10,000										10,008								10,014						10,311						10,873					11,416					11,888
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE 1-Month Treasury Bill Index
Accumulated Value								1,000,000											1,003,196								1,014,392							1,036,181						1,054,554					1,055,376					1,055,960				1,087,319		1,146,622		1,203,861		1,253,575
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000											117,918								133,562							151,585						152,893					223,196					223,672				229,631		281,669		315,741		413,787
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000											11,792								13,356							15,158						15,289					22,320					22,367				22,963		28,167		31,574		41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000											11,792								13,356							15,158						15,289					22,320					22,367				22,963		28,167		31,574		41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									1,000,000			1,032,981										1,218,076								1,379,665						1,565,844						1,579,357					2,305,577					2,310,488			2,372,046		2,909,591		3,261,540		4,274,341
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value								100,000											100,829								100,507							105,824						117,297					116,984					107,026				106,569		105,004		113,426		118,027
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value								10,000											10,083								10,051							10,582						11,730					11,698					10,703				10,657		10,500		11,343		11,803
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000											117,918								133,562							151,585						152,893					223,196					223,672				229,631		281,669		315,741		413,787
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000											11,792								13,356							15,158						15,289					22,320					22,367				22,963		28,167		31,574		41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000											11,792								13,356							15,158						15,289					22,320					22,367				22,963		28,167		31,574		41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000											117,918								133,562							151,585						152,893					223,196					223,672				229,631		281,669		315,741		413,787
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000											11,792								13,356							15,158						15,289					22,320					22,367				22,963		28,167		31,574		41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000											11,792								13,356							15,158						15,289					22,320					22,367				22,963		28,167		31,574		41,379
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian Midstream Energy Select Index
Accumulated Value			10,000							9,904										12,813								17,125
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Energy Select Sector Index
Accumulated Value		10,000																8,897								13,613
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000												$ 10,475
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								100,000											116,551								125,296							136,651						121,602					177,447					179,786				181,967		206,390		224,037		289,578
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								10,000											11,655								12,530							13,665						12,160					17,745					17,979				18,197		20,639		22,404		28,958
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				1,000,000										983,948									1,116,013								1,211,435						1,565,831
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								100,000											120,663								129,079							134,600						105,118					181,521					174,799				165,530		190,750		194,752		277,616
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					$ 1,000,000												$ 1,573,894								$ 1,515,618								$ 1,435,244						$ 1,653,919					$ 1,688,615					$ 2,407,103
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000											125,628								140,123							146,585						122,560					214,374					178,210				171,714		194,587		196,290		283,467
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								100,000											127,182								135,488							138,455						105,441					188,700					176,273				162,194		184,949		183,684		268,805
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000									8,992								15,728								13,075						12,598					14,276					14,401					20,797
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000									8,349								14,941								13,957						12,842					14,644					14,544					21,283
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000									8,992								15,728								13,075						12,598					14,276					14,401					20,797
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000									8,349								14,941								13,957						12,842					14,644					14,544					21,283
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						1,000,000					1,137,354										1,989,379								1,653,783						1,593,498						1,805,760					1,821,559					2,630,562
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						1,000,000					1,123,356										2,010,391								1,877,988						1,728,000						1,970,423					1,956,945					2,863,816
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value								100,000											100,829								100,507							105,824						117,297					116,984					107,026				106,569		105,004		113,426		118,027
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value								100,000											117,918								133,562							151,585						152,893					223,196					223,672				229,631		281,669		315,741		413,787
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value								100,000											107,434								112,827							122,802						131,904					153,733					146,185				147,790		159,221		174,761		199,885
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value								10,000											10,083								10,051							10,582						11,730					11,698					10,703				10,657		10,500		11,343		11,803
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value								10,000											11,792								13,356							15,158						15,289					22,320					22,367				22,963		28,167		31,574		41,379
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value								10,000											10,743								11,283							12,280						13,190					15,373					14,618				14,779		15,922		17,476		19,989
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000									10,442								10,414								9,528						9,487					9,348					10,097					10,507
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value							10,000									10,148								14,814								14,846						15,241					18,695					20,957					27,464
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							$ 10,000									$ 10,374								$ 12,091								$ 11,498						$ 11,624					$ 12,523					$ 13,745					$ 15,721
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				1,000,000										1,031,190									1,016,049								1,097,541						1,142,064
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value				1,000,000										1,028,849									1,262,003								1,414,657						1,853,948
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				$ 1,000,000										$ 1,030,766									$ 1,110,498								$ 1,218,878						$ 1,394,111
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value								100,000											100,829								100,507							105,824						117,297					116,984					107,026				106,569		105,004		113,426		118,027
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value								100,000											118,583								134,055							151,056						149,482					225,597					218,571				221,856		271,332		302,268		396,008
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value								100,000											117,918								133,562							151,585						152,893					223,196					223,672				229,631		281,669		315,741		413,787
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value								10,000											10,083								10,051							10,582						11,730					11,698					10,703				10,657		10,500		11,343		11,803
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value								10,000											11,858								13,406							15,106						14,948					22,560					21,857				22,186		27,133		30,227		39,601
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value								10,000											11,792								13,356							15,158						15,289					22,320					22,367				22,963		28,167		31,574		41,379
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value								100,000											100,829								100,507							105,824						117,297					116,984					107,026				106,569		105,004		113,426		118,027
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value						$ 10,000					$ 10,178										$ 10,151								$ 9,287						$ 9,247						$ 9,111					$ 9,842					$ 10,241
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value								1,000,000											1,008,286								1,005,067							1,058,241						1,172,975					1,169,841					1,070,262				1,065,688		1,050,040		1,134,258		1,180,271
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian Midstream Energy Select Index
Accumulated Value								100,000											123,161								112,261							122,294						82,876					121,245					158,652				163,208		205,055		265,284		354,561
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian MLP Index Trust
Accumulated Value								100,000											114,081								99,845							104,913						62,123					90,373					115,075				134,382		180,689		205,087		267,670
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian Midstream Energy Select Index
Accumulated Value								10,000											12,316								11,226							12,229						8,288					12,124					15,865				16,321		20,505		26,528		35,456
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian MLP Index Trust
Accumulated Value								10,000											11,408								9,985							10,491						6,212					9,037					11,508				13,438		18,069		20,509		26,767
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian Midstream Energy Select Index
Accumulated Value								10,000											12,316								11,226							12,229						8,288					12,124					15,865				16,321		20,505		26,528		35,456
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian MLP Index Trust
Accumulated Value								10,000											11,408								9,985							10,491						6,212					9,037					11,508				13,438		18,069		20,509		26,767
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian Midstream Energy Select Index
Accumulated Value									1,000,000			1,168,838										1,439,557								1,312,148						1,429,422						968,686					1,417,154					1,854,389			1,907,642		2,396,757		3,100,741		4,144,239
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name															Alerian MLP Index Trust
Accumulated Value									$ 1,000,000			$ 1,047,455										$ 1,194,947								$ 1,045,832						$ 1,098,914						$ 650,712					$ 946,615					$ 1,205,364			$ 1,407,588		$ 1,892,632		$ 2,148,197		$ 2,803,724
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name															ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value								100,000											106,500								108,601							116,059						120,466					133,291					119,835				121,967		130,297		135,345		145,415
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name															ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value								10,000											10,650								10,860							11,606						12,047					13,329					11,984				12,197		13,030		13,535		14,542
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name															HFRX Equity Hedge Index
Accumulated Value								100,000											106,638								114,082							109,558						102,980					125,745					130,664				130,953		141,590		149,160		170,153
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name															HFRX Equity Hedge Index
Accumulated Value								10,000											10,664								11,408							10,956						10,298					12,575					13,066				13,095		14,159		14,916		17,015
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name															HFRX Equity Hedge Index
Accumulated Value								10,000											10,664								11,408							10,956						10,298					12,575					13,066				13,095		14,159		14,916		17,015
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name															HFRX Equity Hedge Index
Accumulated Value								100,000											106,638								114,082							109,558						102,980					125,745					130,664				130,953		141,590		149,160		170,153
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name															HFRX Equity Hedge Index
Accumulated Value								10,000											10,664								11,408							10,956						10,298					12,575					13,066				13,095		14,159		14,916		17,015
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name															HFRX Equity Hedge Index
Accumulated Value								$ 10,000											$ 10,664								$ 11,408							$ 10,956						$ 10,298					$ 12,575					$ 13,066				$ 13,095		$ 14,159		$ 14,916		$ 17,015
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000							$ 9,685										$ 10,857								$ 14,228
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000																$ 11,210								$ 14,691